Private Units (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Sale of stock units			10,800,000
Proceeds from private units			$ 3,950,000
Private Units [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock units	395,000	395,000	395,000
Sale of unit price per share	$ 10.00	$ 10.00
Proceeds from private units	$ 3,950,000	$ 3,950,000
Private units issued, description	Each Private Unit consists of one ordinary share (“Private Share”), one right (the “Private Right”) and one redeemable warrant (each, a “Private Warrant”). The proceeds from the Private Units have been added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination by the Extended Date, the proceeds of the sale of the Private Units will be used to fund the redemption of the public shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.	Each Private Unit consists of one ordinary share (“Private Share”), one right (the “Private Right”) and one redeemable warrant (each, a “Private Warrant”). The proceeds from the Private Units have been added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination by the Extended Date, the proceeds from the sale of the Private Units will be used to fund the redemption of the public shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.